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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL		60606
(Address of principal executive offices)		(Zip code)

Mary C. Moynihan Perkins Coie LLP 700 13th Street, NW Suite 600 Washington, DC 20005
(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-634-9200

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments.

Wanger International Report

Wanger International	Statement of Investments (Unaudited), March 31, 2014

Number of Shares		Value
	Equities — 97.4%

	Asia — 42.4%

	Japan — 19.5%
443,589	Kansai Paint Paint Producer in Japan, India, China & Southeast Asia	$6,315,204
47,000	Rinnai Gas Appliances for Household & Commercial Use	4,134,216
102,300	Benesse Education Service Provider	3,912,807
140,200	Glory Currency Handling Systems & Related Equipment	3,844,529
3,030	Orix JREIT Diversified REIT	3,782,901
197,000	Park24 Parking Lot Operator	3,743,227
135,000	Japan Airport Terminal Airport Terminal Operator at Haneda	3,501,229
156,000	Aica Kogyo Laminated Sheets, Building Materials & Chemical Adhesives	3,478,377
146,000	Nabtesco Machinery Components	3,369,966
75,000	Kintetsu World Express Airfreight Logistics	3,332,426
58,000	Makita Power Tools	3,193,110
145,000	NGK Insulators Ceramic Products for Auto, Power & Electronics	3,024,948
129,440	Ariake Japan Manufacturer of Soup/Sauce Extracts	3,004,231
413,000	NOF Specialty Chemicals, Life Science & Rocket Fuels	2,987,177
92,000	Nakanishi Dental Tools & Machinery	2,944,293
256,000	Nippon Kayaku Functional Chemicals, Pharmaceuticals & Auto Safety Systems	2,877,815
1,006,000	Aozora Bank Commercial Bank	2,864,292
220,500	Ushio Industrial Light Sources	2,848,447
126,000	NGK Spark Plug Automobile Parts	2,831,474
28,000	Shimano Manufacturer of Bicycle Components & Fishing Tackle	2,816,428
560	Kenedix Office Investment Tokyo Mid-size Office REIT	2,777,047
62,500	Santen Pharmaceutical Specialty Pharma (Ophthalmic Medicine)	2,765,446
99,000	Misumi Group Industrial Components Distributor	2,743,154
66,000	Omron Electric Components for Factory Automation	2,730,864
72,000	Hoshizaki Electric Commercial Kitchen Equipment	2,719,127
19,400	Hirose Electric Electrical Connectors	2,667,177
151,000	Suruga Bank Regional Bank	2,659,951
675,000	Seven Bank ATM Processing Services	2,648,969
371,000	Wacom Computer Graphic Illustration Devices	2,599,817
87,000	JIN (a) Eyeglasses Retailer	2,596,938
56,500	Hamamatsu Photonics Optical Sensors for Medical & Industrial Applications	2,548,863
146,000	Daiseki Waste Disposal & Recycling	2,524,838
197,000	Asahi Diamond Industrial Consumable Diamond Tools	2,506,166
106,000	Tamron (a) Camera Lens Maker	2,504,276
144,000	OSG Consumable Cutting Tools	2,494,550
1,200	Nippon Prologis REIT Logistics REIT in Japan	2,422,281
50,711	Ain Pharmaciez Dispensing Pharmacy/Drugstore Operator	2,344,538
154,000	Nippon Paint Paints for Automotive, Decorative & Industrial Usage	2,331,790
69,000	Sanrio Character Goods & Licensing	2,329,084
37,300	Disco Semiconductor Dicing & Grinding Equipment	2,321,446
150,000	Doshisha Wholesaler of Household Products	2,311,350
280	Industrial & Infrastructure Fund Industrial REIT in Japan	2,304,271
68,900	Toyo Suisan Kaisha Instant Noodle Manufacturer	2,302,220
99,539	Nihon Parkerizing Metal Surface Treatment Agents & Processing Service	2,297,960
54,000	Itochu Techno-Science IT Network Equipment Sales & Services	2,280,597
89,000	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	2,280,136
72,000	OBIC Computer Software	2,272,051
88,000	MonotaRO (a) Online MRO (Maintenance, Repair, Operations) Goods Distributor in Japan	2,232,053
47,300	FamilyMart Convenience Store Operator	2,080,067
81,000	Start Today Online Japanese Apparel Retailer	2,072,162
24,500	Hikari Tsushin Distribution of Office IT/Mobiles/Insurance	2,069,148

Number of Shares		Value
	Japan — 19.5% (cont)
80,000	Icom Two Way Radio Communication Equipment	$1,834,018
51,720	Milbon Manufacturer of Hair Products	1,719,512
364	Global One Real Estate Office REIT	1,070,270
48,000	Rohto Pharmaceutical Pharmaceutical, Health & Beauty Products	847,595
155,000	Lifenet Insurance (b) Online Life Insurance Company in Japan	638,310
480	Mori Hills REIT Investment Tokyo-centric Diversified REIT	634,667
5,536	Miraca Holdings Outsourced Lab Testing, Diagnostic Equipment & Reagents	242,513
		151,532,319
	Taiwan — 3.8%
2,800,000	Far EasTone Telecom Taiwan’s Third Largest Mobile Operator	5,927,029
662,000	Delta Electronics Industrial Automation, Switching Power Supplies & Passive Components	4,099,924
163,000	St. Shine Optical World’s Leading Disposable Contact Lens OEM (Original Equipment Manufacturer)	3,643,450
160,000	Ginko International Largest Contact Lens Maker in China	2,764,498
424,000	Advantech Industrial PC & Components	2,754,263
270,000	President Chain Store Convenience Chain Store Operator	1,904,890
402,000	Novatek Microelectronics Display-related Integrated Circuit Designer	1,847,771
1,092,835	Lite-On Technology Mobile Device, LED & PC Server Component Supplier	1,633,823
1,050,000	CTCI Corp International Engineering Firm	1,576,451
196,000	PC Home Taiwanese Internet Retail Company	1,470,794
590,000	Chroma Ate Automatic Test Systems, Testing & Measurement Instruments	1,409,306
20,000	Hermes Microvision E-beam Inspection Systems for Semiconductor Integrated Circuits	802,958
		29,835,157
	Hong Kong — 3.8%
230,000	Melco Crown Entertainment - ADR Macau Casino Operator	8,889,500
1,835,000	Melco International Macau Casino Operator	6,169,554
917,800	MGM China Holdings Macau Casino Operator	3,242,629
3,500,000	Sa Sa International Cosmetics Retailer	2,812,648
1,777,890	Vitasoy International Hong Kong Soy Food Brand	2,584,040
3,700,000	Mapletree Greater China Commercial Trust Retail & Office Property Landlord	2,400,429
1,000,000	Lifestyle International Mid- to High-end Department Store Operator in Hong Kong & China	2,034,423
581,000	Kingboard Chemicals Paper & Glass Laminates, PCB, Specialty Chemicals & Properties	1,136,092
		29,269,315
	Korea — 3.1%
129,143	Paradise Korean ‘Foreigner Only’ Casino Operator	3,947,826
6,865	KCC Paint & Housing Material Manufacturer	3,524,105
23,800	CJ Corp Holding Company of Korean Consumer Conglomerate	3,048,539
47,130	LS Industrial Systems Manufacturer of Electrical & Automation Equipment	2,980,547
77,000	Samsung Securities Brokerage & Wealth Management	2,832,449
37,785	Coway Household Appliance Rental Service Provider	2,648,186
41,392	KEPCO Plant Service & Engineering Power Plant & Grid Maintenance	2,639,288
34,000	Soulbrain Electronic Chemical Producer	1,227,408
1,640	AmorePacific Group Holding Company of Korea’s Leading Cosmetics Manufacturer	789,598
		23,637,946
	China — 2.7%
230,000	WuXi PharmaTech - ADR (b) Largest Contract Research Organization Business in China	8,477,800
360,000	Biostime Pediatric Nutrition & Baby Care Products Provider	2,473,524
1,746,000	Sihuan Pharmaceuticals Leading Chinese Generic Drug Manufacturer	2,109,270
56,642	BitAuto - ADR (b) Auto Vertical Website	2,030,049
29,023	SouFun - ADR Chinese Real Estate Internet Portal	1,985,754

Number of Shares		Value
	China — 2.7% (cont)
1,067,000	Want Want Chinese Branded Consumer Food Company	$1,596,363
1,690,000	NewOcean Energy Southern China Liquefied Petroleum Gas Distributor	1,311,723
3,022,000	AMVIG Holdings Chinese Tobacco Packaging Material Supplier	1,156,806
		21,141,289
	Singapore — 2.3%
3,850,000	Mapletree Commercial Trust Retail & Office Property Landlord	3,742,565
922,000	Super Group Instant Food & Beverages in Southeast Asia	2,555,161
840,000	Petra Foods Cocoa Processor & Chocolate Manufacturer	2,464,107
1,777,890	CDL Hospitality Trust Hotel Owner/Operator	2,343,707
1,239,000	Ascendas REIT Industrial Property Landlord	2,230,197
360,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	1,989,433
1,793,000	Mapletree Logistics Trust Industrial Property Landlord	1,490,643
1,166,000	Mapletree Industrial Trust Industrial Property Landlord	1,267,580
		18,083,393
	India — 2.2%
918,462	Zee Entertainment Enterprises India’s Leading Programmer of Pay Television Content	4,177,388
329,424	Asian Paints India’s Largest Paint Company	3,025,086
161,000	United Breweries India’s Largest Brewer	2,224,187
694,809	Adani Ports & Special Economic Zone Indian West Coast Shipping Port	2,185,310
91,100	Colgate Palmolive India Consumer Products in Oral Care	2,094,075
1,197,000	Redington India Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets	1,582,637
8,620	Bosch Automotive Parts	1,574,603
167,857	SKIL Ports and Logistics (b) Indian Container Port Project	205,684
		17,068,970
	Indonesia — 1.9%
3,249,542	Archipelago Resources (c) (d) (e) Gold Mining Projects in Indonesia, Vietnam & the Philippines	2,925,436
40,000,000	Ace Indonesia Home Improvement Retailer	2,651,112
4,522,000	Tower Bersama Infrastructure (b) Communications Towers	2,397,524
1,318,500	Matahari Department Store (b) Largest Department Store Chain in Indonesia	1,620,902
5,300,000	Surya Citra Media Free to Air TV Station in Indonesia	1,499,112
497,817	Mayora Indah Consumer Branded Food Manufacturer	1,323,241
13,701,300	Arwana Citramulia Ceramic Tiles for Home Decoration	1,143,501
4,681,000	MNC Skyvision Largest Satellite Pay TV Operator in Indonesia	987,847
		14,548,675
	Thailand — 1.1%
10,371,013	Home Product Center Home Improvement Retailer	3,121,142
412,900	Airports of Thailand Airport Operator of Thailand	2,475,865
1,500,000	Robinson’s Department Store Department Store Operator in Thailand	2,445,981
1,000,000	Samui Airport Property Fund Thai Airport Operator	494,065
		8,537,053
	Philippines — 1.0%
1,720,000	Puregold Price Club Supermarket Operator in the Philippines	1,689,723
1,080,190	Robinsons Retail Holdings (b) Multi-format Retailer in the Philippines	1,637,899
5,500,000	Melco Crown Philippines Resorts (b) Integrated Resort Operator in Manila	1,597,254
624,000	Security Bank Commercial Bank in the Philippines	1,474,937
2,067,500	SM Prime Holdings Shopping Mall Operator & Property Developer	675,463
132,280	Universal Robina Branded Consumer Food Manufacturer in the Philippines	419,756
		7,495,032
	Cambodia — 0.7%
5,432,000	Nagacorp Casino/Entertainment Complex in Cambodia	5,670,859

Number of Shares		Value
	Malaysia — 0.3%
500,000	Aeon Shopping Center & Department Store Operator	$2,201,807
	Total Asia	329,021,815

	Europe — 35.0%

	United Kingdom — 11.1%
2,000,000	Charles Taylor Insurance Services	8,669,181
405,000	Jardine Lloyd Thompson Group International Business Insurance Broker	7,184,083
133,900	Spirax Sarco Steam Systems for Manufacturing & Process Industries	6,451,388
230,000	Babcock International Public Sector Outsourcer	5,164,998
305,000	Smith & Nephew Medical Equipment & Supplies	4,622,090
230,000	WH Smith Newsprint, Books & General Stationery Retailer	4,612,838
356,361	Telecity European Data Center Provider	4,146,869
93,000	Croda Oleochemicals & Industrial Chemicals	3,947,445
91,250	Fidessa Group Software for Financial Trading Systems	3,859,473
348,610	Shaftesbury London Prime Retail REIT	3,824,199
687,966	Elementis Specialty Chemicals	3,285,991
45,284	Whitbread The UK’s Leading Hotelier & Coffee Shop	3,142,111
292,632	PureCircle (a) (b) Natural Sweeteners	2,985,712
80,800	AVEVA Engineering Software	2,820,738
3,194,686	Cable and Wireless Leading Telecoms Service Provider in the Caribbean	2,801,487
96,700	Aggreko Temporary Power & Temperature Control Services	2,419,813
303,000	Halford’s The UK’s Leading Retailer of Leisure Goods & Auto Parts	2,332,766
53,000	Rightmove Internet Real Estate Listings	2,330,909
248,516	Domino’s Pizza UK & Ireland Pizza Delivery in UK, Ireland & Germany	2,284,939
898,000	Smiths News Newspaper & Magazine Distributor	2,271,851
350,000	Abcam Online Sales of Antibodies	2,269,825
279,615	Ocado (b) Leading Online Grocery Retailer	2,147,134
408,527	RPS Group Consultant Specializing in Energy, Water, Urban Planning, Health & Safety	2,129,043
		85,704,883
	Germany — 3.3%
150,528	Wirecard Online Payment Processing & Risk Management	6,246,130
13,447	Rational Commercial Ovens	4,788,778
76,000	NORMA Group Clamps for Automotive & Industrial Applications	4,027,338
77,179	Aurelius European Turnaround Investor	2,935,650
223,000	TAG Immobilien Owner of Residential Properties in Germany	2,764,943
27,900	MTU Aero Engines Airplane Engine Components & Services	2,592,921
57,000	Elringklinger Automobile Components	2,246,630
6,976	Deutsche Beteiligungs (a) Private Equity Investment Management	193,939
		25,796,329
	Netherlands — 3.3%
232,179	Aalberts Industries Flow Control & Heat Treatment	8,092,491
48,128	Gemalto Digital Security Solutions	5,605,299
113,383	TKH Group Dutch Industrial Conglomerate	3,959,722
98,582	Arcadis Engineering Consultants	3,791,177
12,980	Core Labs Oil & Gas Reservoir Consulting	2,575,751
23,666	Vopak World’s Largest Operator of Petroleum & Chemical Storage Terminals	1,321,418
		25,345,858
	Sweden — 3.0%
215,247	Hexagon Design, Measurement & Visualization Software & Equipment	7,313,137
294,631	Sweco Engineering Consultants	4,927,739
148,000	Swedish Match Market Leader in Swedish Snus	4,836,302
75,000	Unibet European Online Gaming Operator	3,766,049

Number of Shares		Value
	Sweden — 3.0% (cont)
98,000	Mekonomen Leading Nordic Integrated Wholesaler/Retailer of Automotive Parts & Service	$2,702,749
		23,545,976
	Switzerland — 2.9%
24,781	Partners Group Private Markets Asset Management	6,962,955
1,478	Sika Chemicals for Construction & Industrial Applications	6,045,414
17,080	Geberit Plumbing Supplies	5,593,190
6,970	INFICON Gas Detection Instruments	2,582,066
28,210	Zehnder Radiators & Heat Recovery Ventilation Systems	1,238,106
		22,421,731
	France — 2.5%
127,600	Neopost (a) Postage Meter Machines	10,076,173
12,980	Eurofins Scientific Food, Pharmaceuticals & Materials Screening & Testing	3,884,841
15,423	Norbert Dentressangle Leading European Logistics & Transport Group	2,526,326
66,000	Saft Niche Battery Manufacturer	2,306,764
220,933	Hi-Media (b) Online Advertiser in Europe	709,178
		19,503,282
	Denmark — 2.0%
158,797	SimCorp Software for Investment Managers	6,446,408
122,471	Novozymes Industrial Enzymes	5,385,302
65,327	Jyske Bank (b) Danish Bank	3,589,800
		15,421,510
	Spain — 1.9%
658,000	DIA Leading Hard Discounter in Spain, Latin America & the Eastern Mediterranean	6,011,864
66,000	Viscofan Sausage Casings Maker	3,451,963
70,000	Bolsas y Mercados Españoles Spanish Stock Markets	2,848,221
346,000	Prosegur Security Guards	2,226,034
		14,538,082
	Finland — 1.3%
114,142	Vacon (a) Leading Independent Manufacturer of Variable Speed Alternating Current Drives	4,811,779
151,071	Tikkurila (a) Decorative & Industrial Paint in Scandinavia & Central & Eastern Europe	3,558,902
66,000	Konecranes (a) Manufacture & Service of Industrial Cranes & Port Handling Equipment	2,103,092
		10,473,773
	Norway — 1.1%
394,000	Orkla Food & Brands, Aluminum, Chemicals Conglomerate	3,359,114
259,553	Atea Nordic IT Hardware/Software Reseller & Installation Company	2,850,063
126,000	Subsea 7 Offshore Subsea Contractor	2,342,062
		8,551,239
	Russia — 0.7%
183,297	Yandex (b) Search Engine for Russian & Turkish Languages	5,533,736

	Kazakhstan — 0.5%
465,522	Halyk Savings Bank of Kazakhstan - GDR Largest Retail Bank & Insurer in Kazakhstan	3,863,833

	Iceland — 0.4%
2,404,301	Marel (f)	1,689,189
1,700,000	Marel (f) Largest Manufacturer of Poultry & Fish Processing Equipment	1,575,959
		3,265,148
	Italy — 0.4%
180,000	Pirelli Global Tire Supplier	2,826,937

	Belgium — 0.4%
42,093	EVS Broadcast Equipment Digital Live Mobile Production Software & Systems	2,727,242

Number of Shares		Value
	Turkey — 0.2%
172,830	Bizim Toptan Cash & Carry Stores in Turkey	$1,655,847
	Total Europe	271,175,406

	Other Countries — 15.3%

	South Africa — 4.4%
1,336,143	Coronation Fund Managers South African Fund Manager	12,564,415
69,093	Naspers Media in Africa, China, Russia & Other Emerging Markets	7,621,625
1,697,733	Rand Merchant Insurance Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	4,644,254
254,433	Mr. Price South African Retailer of Apparel, Household & Sporting Goods	3,804,170
835,245	Northam Platinum (b) Platinum Mining in South Africa	3,088,534
198,284	Massmart Holdings General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary	2,589,670
		34,312,668
	Canada — 4.1%
89,663	CCL Industries Largest Global Label Converter	7,682,387
94,875	ShawCor Oil & Gas Pipeline Products	3,956,343
283,398	CAE Flight Simulator Equipment & Training Centers	3,729,933
62,856	Onex Capital Private Equity	3,489,915
64,123	Baytex Oil & Gas Producer in Canada	2,640,325
47,811	AG Growth Leading Manufacturer of Augers & Grain Handling Equipment	2,024,021
65,101	Black Diamond Group Provides Accommodations/Equipment for Oil Sands Development	2,016,924
72,000	Trilogy Energy Oil & Gas Producer in Canada	1,765,645
198,985	DeeThree Exploration (b)	1,706,357
158,516	DeeThree Exploration (b) (d) Canadian Oil & Gas Producer	1,332,137
169,038	Horizon North Logistics Provides Diversified Oil Service Offering in Northern Canada	1,278,297
		31,622,284
	Australia — 3.6%
1,200,000	IAG General Insurance Provider	6,206,483
311,140	Domino’s Pizza Enterprises Domino’s Pizza Operator in Australia/New Zealand & France/Benelux	5,774,264
947,000	Challenger Financial Largest Annuity Provider	5,634,330
565,000	Amcor Global Leader in Flexible & Rigid Packaging	5,459,013
960,000	SAI Global Publishing, Certification, Compliance Services	3,656,359
155,000	Austbrokers Local Australian Small Business Insurance Broker	1,480,595
		28,211,044
	United States — 1.9%
113,102	Textainer Group Holdings Top International Container Leasor	4,328,414
57,853	FMC Technologies (b) Oil & Gas Well Head Manufacturer	3,025,133
53,879	Atwood Oceanics (b) Offshore Drilling Contractor	2,714,963
59,084	Hornbeck Offshore (b) Supply Vessel Operator in U.S. Gulf of Mexico	2,470,302
63,621	Rowan (b) Contract Offshore Driller	2,142,755
		14,681,567
	New Zealand — 0.8%
1,066,740	Auckland International Airport Auckland Airport Operator	3,529,253
750,000	Sky City Entertainment Casino/Entertainment Complex	2,559,761
		6,089,014
	Israel — 0.5%
70,320	Caesarstone Quartz Countertops	3,824,001
	Total Other Countries	118,740,578

	Latin America — 4.7%

	Brazil — 1.7%
370,000	Localiza Rent A Car Car Rental	5,371,441
5,495,807	Beadell Resources (b) Gold Mining in Brazil	3,080,183
136,100	Linx Retail Management Software in Brazil	2,687,810

Number of Shares		Value
	Brazil — 1.7% (cont)
533,370	Odontoprev Dental Insurance	$2,141,472
		13,280,906
	Mexico — 1.7%
1,495,000	Qualitas Leading Auto Insurer in Mexico & Central America	4,067,435
1,454,000	Genomma Lab Internacional (b) Develops, Markets & Distributes Consumer Products	3,740,941
326,000	Gruma (b) Tortilla Producer & Distributor	2,696,795
18,104	Grupo Aeroportuario del Sureste - ADR Mexican Airport Operator	2,220,275
		12,725,446
	Guatemala — 0.4%
149,268	Tahoe Resources (b) Silver Project in Guatemala	3,155,489

	Chile — 0.3%
81,506	Sociedad Quimica y Minera de Chile - ADR Producer of Specialty Fertilizers, Lithium & Iodine	2,587,000

	Uruguay — 0.3%
230,870	Union Agriculture Group (b) (c) (d) Farmland Operator in Uruguay	2,371,035

	Colombia — 0.3%
1,309,330	Isagen Leading Colombian Electricity Provider	2,144,658
	Total Latin America	36,264,534

Total Equities (Cost: $514,994,424) — 97.4%		755,202,333	(g)

	Short-Term Investments — 2.0%
15,947,052	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	15,947,052
501	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	501

Total Short-Term Investments (Cost: $15,947,553) — 2.0%		15,947,553

Securities Lending Collateral — 1.1%
8,314,471	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (h)	8,314,471

Total Securities Lending Collateral (Cost: $8,314,471) — 1.1%		8,314,471

Total Investments (Cost: $539,256,448)(i) — 100.5%		779,464,357	(j)

Obligation to Return Collateral for Securities Loaned — (1.1)%		(8,314,471)

Cash and Other Assets Less Liabilities — 0.6%		4,257,770

Net Assets — 100.0%		$775,407,656

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
REIT	Real Estate Investment Trust

> Notes to Statement of Investments

(a)                       All or a portion of this security was on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $7,741,482.

(b)                       Non-income producing security.

(c)                        Illiquid security.

(d)                       Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees.  At March 31, 2014, the market value of these securities amounted to $6,628,608, which represented 0.85% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources	2/23/10 - 9/26/13	3,249,542	$1,512,012	$2,925,436
Union Agriculture Group	12/8/10 - 6/27/12	230,870	2,649,999	2,371,035
DeeThree Exploration	9/7/10	158,516	413,939	1,332,137
			$4,575,950	$6,628,608

(e)                        The Fund also received put options through a transaction related to a proposed company restructuring of Archipelago Resources. Additional information on the put options received is as follows:

Security	Option Shares	Exercise Price		Expiration Date	Value
Option (1)	3,249,542	GBP	0.58	August 13, 2014	$216,699

GBP - British Pound

(1) Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) August 13, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016). After August 13, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement. These put options are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees.

(f)                         The common stock equity holdings of Marel are stated separately on the Statement of Investments due to the application of the onshore or offshore foreign currency exchange rate.  The appropriate exchange rate is applied to each purchased security lot based on the applicable registration obtained from Marel’s regulatory governing body, the Icelandic Central Bank.

(g)                        On March 31, 2014, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$151,532,319	19.5
Euro	98,635,752	12.7
British Pound	88,836,004	11.5
United States Dollar	59,040,302	7.6
Other currencies less than 5% of total net assets	357,157,956	46.1
Total Equities	$755,202,333	97.4

(h)                       Investment made with cash collateral received from securities lending activity.

(i)                           At March 31, 2014, for federal income tax purposes, the cost of investments was $539,256,448 and net unrealized appreciation was $240,207,909 consisting of gross unrealized appreciation of $260,908,530 and gross unrealized depreciation of $20,700,621.

(j)                          Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2013.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments and derivatives categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$21,383,103	$304,713,276	$2,925,436	$329,021,815
Europe	8,109,487	263,065,919	—	271,175,406
Other Countries	48,795,715	69,944,863	—	118,740,578
Latin America	30,813,316	3,080,183	2,371,035	36,264,534
Total Equities	109,101,621	640,804,241	5,296,471	755,202,333
Total Short-Term Investments	15,947,553	—	—	15,947,553
Total Securities Lending Collateral	8,314,471	—	—	8,314,471
Total Investments	$133,363,645	$640,804,241	$5,296,471	$779,464,357
Unrealized Appreciation on:
Options	—	—	216,699	216,699
Total	$133,363,645	$640,804,241	$5,513,170	$779,681,056

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments categorized as Level 3.

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Wanger International Select Report

Wanger International Select	Statement of Investments (Unaudited), March 31, 2014

Number of Shares		Value
	Equities — 93.2%

	Asia — 38.5%

	Japan — 15.4%
7,300	Rinnai Gas Appliances for Household & Commercial Use	$642,123
25,000	NGK Spark Plug Automobile Parts	561,800
13,000	Dentsu Advertising Agency	492,284
122,000	Seven Bank ATM Processing Services	478,777
200	Nippon Prologis REIT Logistics REIT in Japan	403,713
300	Orix JREIT Diversified REIT	374,545
6,400	FamilyMart Convenience Store Operator	281,447
5,000	Makita Power Tools	275,268
14,000	Park24 Parking Lot Operator	266,016
		3,775,973
	Singapore — 6.9%
670,000	Ascendas REIT Industrial Property Landlord	1,205,998
583,000	Mapletree Logistics Trust Industrial Property Landlord	484,688
		1,690,686
	Korea — 6.0%
6,900	KT&G Leading Producer of Tobacco & Ginseng	519,688
7,730	KEPCO Plant Service & Engineering Power Plant & Grid Maintenance	492,890
3,600	CJ Corp Holding Company of Korean Consumer Conglomerate	461,124
		1,473,702
	Taiwan — 4.5%
460,000	Far EasTone Telecom Taiwan’s Third Largest Mobile Operator	973,726
3,000	Hermes Microvision E-beam Inspection Systems for Semiconductor Integrated Circuits	120,444
		1,094,170
	Indonesia — 2.9%
783,000	Archipelago Resources (a) (b) (c) Gold Mining Projects in Indonesia, Vietnam & the Philippines	704,904

	Hong Kong — 2.8%
12,000	Melco Crown Entertainment - ADR Macau Casino Operator	463,800
70,000	Melco International Macau Casino Operator	235,351
		699,151
	Total Asia	9,438,586

	Europe — 29.9%

	United Kingdom — 9.8%
50,000	Jardine Lloyd Thompson Group International Business Insurance Broker	886,924
22,000	Babcock International Public Sector Outsourcer	494,043
30,000	Smith & Nephew Medical Equipment & Supplies	454,632
5,031	Whitbread The UK’s Leading Hotelier & Coffee Shop	349,085
19,200	Telecity European Data Center Provider	223,425
		2,408,109
	Denmark — 3.9%
9,341	SimCorp Software for Investment Managers	379,200
7,500	Novozymes Industrial Enzymes	329,791
4,700	Jyske Bank (d) Danish Bank	258,271
		967,262
	France — 3.9%
12,100	Neopost Postage Meter Machines	955,499

	Norway — 2.7%
50,000	Orkla Food & Brands, Aluminum, Chemicals Conglomerate	426,284
13,000	Subsea 7 Offshore Subsea Contractor	241,641
		667,925
	Germany — 2.7%
44,800	Telefonica Deutschland Mobile & Fixed-line Communications in Germany	357,104
7,400	Wirecard Online Payment Processing & Risk Management	307,062
		664,166
	Sweden — 2.6%
12,000	Swedish Match Market Leader in Swedish Snus	392,133

1

Number of Shares		Value
	Sweden — 2.6% (cont)
7,200	Hexagon Design, Measurement & Visualization Software & Equipment	$244,624
		636,757
	Switzerland — 2.1%
1,850	Partners Group Private Markets Asset Management	519,812

	Netherlands — 1.1%
2,300	Gemalto Digital Security Solutions	267,873

	Spain — 1.1%
5,000	Viscofan Sausage Casings Maker	261,512
	Total Europe	7,348,915

	Other Countries — 18.8%

	Australia — 11.4%
155,000	IAG General Insurance Provider	801,671
118,000	Challenger Financial Largest Annuity Provider	702,060
56,000	Amcor Global Leader in Flexible & Rigid Packaging	541,070
33,000	Crown Resorts Australian Casino Operator	510,384
117,000	Regis Resources Gold Mining in Australia	246,341
		2,801,526
	Canada — 3.9%
8,000	CCL Industries Largest Global Label Converter	685,446
11,000	Goldcorp Gold Mining	269,280
		954,726
	South Africa — 3.5%
50,000	Coronation Fund Managers South African Fund Manager	470,175
3,400	Naspers Media in Africa, China, Russia & Other Emerging Markets	375,053
		845,228
	Total Other Countries	4,601,480

	Latin America — 6.0%

	Guatemala — 3.6%
42,000	Tahoe Resources (d) Silver Project in Guatemala	887,870

	Brazil — 1.9%
817,828	Beadell Resources (d) Gold Mining in Brazil	458,360

	Uruguay — 0.5%
13,068	Union Agriculture Group (a) (b) (d) Farmland Operator in Uruguay	134,208
	Total Latin America	1,480,438

Total Equities (Cost: $18,434,339) — 93.2%		22,869,419	(e)

	Short-Term Investments — 6.6%
1,628,346	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	1,628,346

Total Short-Term Investments (Cost: $1,628,346) — 6.6%		1,628,346

Total Investments (Cost: $20,062,685)(f) — 99.8%		24,497,765	(g)

Cash and Other Assets Less Liabilities — 0.2%		47,488

Net Assets — 100.0%		$24,545,253

ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

2

> Notes to Statement of Investments

(a)                                 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees.  At March 31, 2014, the market value of these securities amounted to $839,112, which represented 3.42% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources	12/20/10 - 9/26/13	783,000	$810,985	$704,904
Union Agriculture Group	12/8/10 - 6/27/12	13,068	150,000	134,208
			$960,985	$839,112

(b)                                 Illiquid security.

(c)                                  The Fund also received put options through a transaction related to a proposed company restructuring of Archipelago Resources. Additional information on the put options received is as follows:

Security	Option Shares	Exercise Price		Expiration Date	Value
Option (1)	783,000	GBP	0.58	August 13, 2014	$52,215

GBP - British Pound

(1) Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) August 13, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016). After August 13, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement. These put options are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees.

(d)                                 Non-income producing security.

(e)                                  On March 31, 2014, the Fund’s total equity investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$3,775,973	15.4
Australian Dollar	3,259,887	13.3
British Pound	3,113,013	12.7
Euro	2,149,050	8.7
Singapore Dollar	1,690,686	6.9
Canadian Dollar	1,573,315	6.4
South Korean Won	1,473,702	6.0
Other currencies less than 5% of total net assets	5,833,793	23.8
Total Equities	$22,869,419	93.2

(f)                                   At March 31, 2014, for federal income tax purposes, the cost of investments was $20,062,685 and net unrealized appreciation was $4,435,080 consisting of gross unrealized appreciation of $5,338,890 and gross unrealized depreciation of $903,810.

(g)                                  Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2013.

At March 31, 2014, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation (Depreciation)
USD	ZAR	6,468,300	$600,000	4/15/14	$(13,169)

The counterparty for all forward foreign currency exchange contracts is Morgan Stanley.

USD - United States Dollar

ZAR - South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

3

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments and derivatives categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2014, in valuing the Fund’s assets:

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Investment Type	(Level 1)	(Level 2)	(Level 3)	Total
Equities
Asia	$463,800	$8,269,882	$704,904	$9,438,586
Europe	—	7,348,915	—	7,348,915
Other Countries	954,726	3,646,754	—	4,601,480
Latin America	887,870	458,360	134,208	1,480,438
Total Equities	2,306,396	19,723,911	839,112	22,869,419
Total Short-Term Investments	1,628,346	—	—	1,628,346
Total Investments	$3,934,742	$19,723,911	$839,112	$24,497,765
Unrealized Appreciation (Depreciation) on:
Forward Foreign Currency Exchange Contracts	—	(13,169)	—	(13,169)
Options	—	—	52,215	52,215
Total	$3,934,742	$19,710,742	$891,327	$24,536,811

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

There were no transfers of financial assets between levels during the period.

4

The following table reconciles asset balances for the period ending March 31, 2014, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014
Equities
Asia	$674,237	$—	$30,667	$—	$—	$—	$—	$704,904
Latin America	139,697	—	(5,489)	—	—	—	—	134,208
Options
Asia	64,830	—	(12,615)	—	—	—	—	52,215
	$878,764	$—	$12,563	$—	$—	$—	$—	$891,327

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at March 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to $12,563.

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 3/31/14	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities
Asia	$704,904	Discounted cash flow	Enterprise valuation and illiquid discount	14.6% to 19.5%
Latin America	134,208	Market comparable companies	Discount for lack of marketability	8% to 13%
Options
Asia	52,215	Income approach	Illiquid discount	0.6%

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

5

Wanger Select Report

Wanger Select	Statement of Investments (Unaudited), March 31, 2014

Number of Shares		Value
	Equities — 98.6%

	Industrial Goods & Services — 26.4%

	Machinery — 17.6%
267,000	Ametek Aerospace/Industrial Instruments	$13,747,830
230,000	Donaldson Industrial Air Filtration	9,752,000
140,000	Kennametal Consumable Cutting Tools	6,202,000
63,000	Pall Life Science, Water & Industrial Filtration	5,636,610
78,000	Nordson Dispensing Systems for Adhesives & Coatings	5,498,220
		40,836,660
	Outsourcing Services — 3.0%
190,000	Quanta Services (a) Electrical & Telecom Construction Services	7,011,000

	Industrial Distribution — 2.5%
55,000	Airgas Industrial Gas Distributor	5,858,050

	Industrial Materials & Specialty Chemicals — 1.9%
57,000	FMC Corporation Niche Specialty Chemicals	4,363,920

	Other Industrial Services — 1.4%
120,000	LKQ (a) Alternative Auto Parts Distribution	3,162,000
	Total Industrial Goods & Services	61,231,630

	Information — 22.3%

	Instrumentation — 5.5%
27,500	Mettler-Toledo International (a) Laboratory Equipment	6,481,200
158,000	Trimble Navigation (a) GPS-based Instruments	6,141,460
		12,622,660
	Computer Hardware & Related Equipment — 3.8%
95,000	Amphenol Electronic Connectors	8,706,750

	Computer Services — 3.2%
417,700	WNS - ADR (India) (a) Offshore BPO (Business Process Outsourcing) Services	7,518,600

	Mobile Communications — 3.1%
80,000	SBA Communications (a) Communications Towers	7,276,800

	Business Software — 2.9%
54,000	Ansys (a) Simulation Software for Engineers & Designers	4,159,080
70,000	Informatica (a) Enterprise Data Integration Software	2,644,600
		6,803,680
	Telecommunications Equipment — 2.4%
52,000	F5 Networks (a) Internet Traffic Management Equipment	5,544,760

	Contract Manufacturing — 1.0%
130,000	Sanmina-SCI (a) Electronic Manufacturing Services	2,268,500

	Semiconductors & Related Equipment — 0.4%
100,000	Atmel (a) Microcontrollers, Radio Frequency & Memory Semiconductors	836,000
	Total Information	51,577,750

	Finance — 16.6%

	Banks — 5.2%
95,000	City National Bank & Asset Manager	7,478,400
245,000	Associated Banc-Corp Midwest Bank	4,424,700
		11,903,100
	Credit Cards — 4.4%
175,000	Discover Financial Services Credit Card Company	10,183,250

	Insurance — 4.2%
540,000	CNO Financial Group Life, Long-term Care & Medical Supplement Insurance	9,774,000

	Brokerage & Money Management — 2.8%
195,000	SEI Investments Mutual Fund Administration & Investment Management	6,553,950
	Total Finance	38,414,300

	Consumer Goods & Services — 15.3%

	Travel — 5.9%
275,000	Hertz (a) Largest U.S. Rental Car Operator	7,326,000
62,000	Vail Resorts Ski Resort Operator & Developer	4,321,400

1

Number of Shares		Value
	Travel — 5.9% (cont)
42,000	Choice Hotels Franchisor of Budget Hotel Brands	$1,932,000
		13,579,400
	Retail — 4.0%
67,000	Casey’s General Stores Owner/Operator of Convenience Stores	4,528,530
34,000	ULTA (a) Specialty Beauty Product Retailer	3,314,320
59,000	Best Buy Consumer Electronic Specialty Retailer	1,558,190
		9,401,040
	Other Consumer Services — 3.5%
107,000	Lifetime Fitness (a) (b) Sport & Fitness Club Operator	5,146,700
110,000	Blackhawk Network (a) Third Party Distributer of Prepaid Content, Mostly Gift Cards	2,682,900
137,062	IFM Investments (Century 21 China RE) - ADR (China) (a) Provide Real Estate Services in China	217,929
		8,047,529
	Apparel — 1.4%
26,000	PVH Apparel Wholesaler & Retailer	3,244,020

	Educational Services — 0.4%
36,000	ITT Educational Services (a) Post-secondary Degree Services	1,032,480

	Food & Beverage — 0.1%
307,000	GLG Life Tech (Canada) (a) Produces an All-natural Sweetener Extracted from the Stevia Plant	138,851
	Total Consumer Goods & Services	35,443,320

	Energy & Minerals — 7.8%

	Oil & Gas Producers — 5.5%
905,000	Canacol (Colombia) (a) Oil Producer in South America	5,714,066
6,150,000	Shamaran Petroleum (Iraq) (a) Oil Exploration & Production in Kurdistan	2,503,392
114,000	Pacific Rubiales Energy (Colombia) Oil Production & Exploration in Colombia	2,053,134
3,600,000	Canadian Overseas Petroleum (United Kingdom) (a) (c)	897,151
184,000	Canadian Overseas Petroleum (United Kingdom) (a) Oil & Gas Exploration/Production in the North Sea	48,268
11,700	Antero Resources (a) Utica & Marcellus Shale	732,420
2,575,000	Petromanas (Canada) (a) Exploring for Oil in Albania	477,499
8,714,000	Petrodorado Energy (Colombia) (a) Oil & Gas Exploration & Production in Colombia, Peru & Paraguay	315,296
		12,741,226
	Agricultural Commodities — 1.2%
261,363	Union Agriculture Group (Uruguay) (a) (c) (d) Farmland Operator in Uruguay	2,684,198

	Oil Services — 0.7%
49,000	Rowan (a) Contract Offshore Driller	1,650,320

	Alternative Energy — 0.4%
535,000	Synthesis Energy Systems (China) (a) Owner/Operator of Gasification Plants/Technology Licenses	1,048,600
	Total Energy & Minerals	18,124,344

	Health Care — 6.1%

	Medical Supplies — 4.3%
98,000	Cepheid (a) Molecular Diagnostics	5,054,840
40,000	Henry Schein (a) Largest Distributor of Healthcare Products	4,774,800
		9,829,640
	Biotechnology & Drug Delivery — 1.8%
92,000	Seattle Genetics (a) Antibody-based Therapies for Cancer	4,191,520
	Total Health Care	14,021,160

	Other Industries — 4.1%

	Real Estate — 4.1%
125,000	Post Properties Multifamily Properties	6,137,500

2

Number of Shares		Value
	Real Estate — 4.1% (cont)
70,000	Extra Space Storage Self Storage Facilities	$3,395,700
		9,533,200
	Total Other Industries	9,533,200

Total Equities (Cost: $142,903,083) — 98.6%		228,345,704	(e)

	Short-Term Investments — 1.5%
3,484,837	JPMorgan U.S. Government Money Market Fund, IM Shares (7 day yield of 0.01%)	3,484,837
Total Short-Term Investments (Cost: $3,484,837) — 1.5%		3,484,837

Securities Lending Collateral — 0.1%
261,025	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (f)	261,025
Total Securities Lending Collateral (Cost: $261,025) — 0.1%		261,025

Total Investments (Cost: $146,648,945)(g) — 100.2%		232,091,566	(h)

Obligation to Return Collateral for Securities Loaned — (0.1)%		(261,025)

Cash and Other Assets Less Liabilities — (0.1)%		(164,038)

Net Assets — 100.0%		$231,666,503

ADR                     American Depositary Receipts

3

> Notes to Statement of Investments

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $254,930.
(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2014, the market value of these securities amounted to $3,581,349, which represented 1.55% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Union Agriculture Group	12/8/10 - 6/27/12	261,363	$2,999,999	$2,684,198
Canadian Overseas Petroleum	11/24/10	3,600,000	1,539,065	897,151
			$4,539,064	$3,581,349

(d)	Illiquid security.
(e)	On March 31, 2014, the market value of foreign securities represented 10.19% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Colombia	$8,082,497	3.49
India	7,518,600	3.24
Uruguay	2,684,198	1.16
Iraq	2,503,392	1.08
China	1,266,529	0.55
United Kingdom	945,418	0.41
Canada	616,350	0.26
Total Foreign Portfolio	$23,616,984	10.19

(f)	Investment made with cash collateral received from securities lending activity.
(g)

At March 31, 2014, for federal income tax purposes, the cost of investments was $146,648,945 and net unrealized appreciation was $85,442,621 consisting of gross unrealized appreciation of $92,655,012 and gross unrealized depreciation of $7,212,391.

(h)	Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2013.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies;

4

events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Industrial Goods & Services	$61,231,630	$—	$—	$61,231,630
Information	51,577,750	—	—	51,577,750
Finance	38,414,300	—	—	38,414,300
Consumer Goods & Services	35,443,320	—	—	35,443,320
Energy & Minerals	14,542,995	897,151	2,684,198	18,124,344
Health Care	14,021,160	—	—	14,021,160
Other Industries	9,533,200	—	—	9,533,200
Total Equities	224,764,355	897,151	2,684,198	228,345,704
Total Short-Term Investments	3,484,837	—	—	3,484,837
Total Securities Lending Collateral	261,025	—	—	261,025
Total Investments	$228,510,217	$897,151	$2,684,198	$232,091,566

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels during the period.

The following table reconciles asset balances for the period ending March 31, 2014, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2013	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014
Equities
Energy & Minerals	$2,793,970	$—	$(109,772)	$—	$—	$—	$—	$2,684,198
	$2,793,970	$—	$(109,772)	$—	$—	$—	$—	$2,684,198

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at March 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to $109,772.

5

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 3/31/14	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities	$2,684,198	Market comparable companies	Discount for lack of marketability	8% to 13%

Certain securities classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to, estimated earnings of the company and the position of the security within the company’s capital structure. The Committee also may use some observable inputs, which may include, but are not limited to, trades of similar securities and market multiples derived from a set of comparable companies. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

6

Wanger USA Report

Wanger USA	Statement of Investments (Unaudited), March 31, 2014

Number of Shares		Value
	Equities — 99.4%

	Information — 25.0%

	Business Software — 8.3%
448,000	Informatica (a) Enterprise Data Integration Software	$16,925,440
219,000	Ansys (a) Simulation Software for Engineers & Designers	16,867,380
150,000	SPS Commerce (a) Supply Chain Management Software Delivered via the Web	9,217,500
95,000	NetSuite (a) End-to-end IT Systems Solution Delivered Over the Web	9,008,850
90,000	Micros Systems (a) Information Systems for Hotels, Restaurants & Retailers	4,763,700
35,000	Concur Technologies (a) Web-enabled Cost & Expense Management Software	3,467,450
150,000	Exa (a) Simulation Software	1,989,000
106,000	RealPage (a) Software for Managing Rental Properties Delivered via the Web	1,924,960
199,010	InContact (a) Call Center Systems Delivered via the Web & Telecommunication Services	1,910,496
29,300	Demandware (a) eCommerce Website Platform for Retailers & Apparel Manufacturers	1,876,958
65,000	Ellie Mae (a) Software for Managing & Network for Facilitating Mortgage Origination	1,874,600
43,000	Envestnet (a) Technology Platform for Investment Advisors	1,727,740
25,000	Commvault Systems (a) Data Storage Management	1,623,750
26,900	Covisint (a) (b) Collaboration Software Platform Provider	197,177
		73,375,001
	Instrumentation — 5.2%
109,750	Mettler-Toledo International (a) Laboratory Equipment	25,865,880
277,000	IPG Photonics (a) Fiber Lasers	19,689,160
9,782	Measurement Specialties (a) Sensors	663,709
		46,218,749
	Telephone & Data Services — 2.7%
715,000	tw telecom (a) Fiber Optic Telephone/Data Services	22,350,900
197,000	Boingo Wireless (a) Wholesale & Retail WiFi Networks	1,335,660
		23,686,560
	Computer Services — 2.0%
333,000	ExlService Holdings (a) Business Process Outsourcing	10,293,030
175,000	WNS - ADR (India) (a) Offshore BPO (Business Process Outsourcing) Services	3,150,000
405,000	RCM Technologies (a) Technology & Engineering Services	2,725,650
243,000	Hackett Group IT Integration & Best Practice Research	1,453,140
		17,621,820
	Semiconductors & Related Equipment — 1.4%
186,000	Monolithic Power Systems (a) High Performance Analog & Mixed Signal Integrated Circuits	7,211,220
86,000	Ultratech (a) Semiconductor Equipment	2,510,340
25,000	Hittite Microwave Radio Frequency, Microwave & Millimeterwave Semiconductors	1,576,000
150,000	Atmel (a) Microcontrollers, Radio Frequency & Memory Semiconductors	1,254,000
		12,551,560
	Gaming Equipment & Services — 1.2%
153,555	Bally Technologies (a) Slot Machines & Software	10,176,090

	Financial Processors — 1.0%
91,000	Global Payments Credit Card Processor	6,471,010
80,000	Liquidity Services (a) (b) E-Auctions for Surplus & Salvage Goods	2,084,000
		8,555,010
	Telecommunications Equipment — 0.9%
200,000	Finisar (a) Optical Subsystems & Components	5,302,000
116,000	Ixia (a) Telecom Network Test Equipment	1,450,000
135,000	Infinera (a) Optical Networking Equipment	1,225,800
		7,977,800
	Contract Manufacturing — 0.8%
97,000	Plexus (a) Electronic Manufacturing Services	3,886,790
165,000	Sanmina-SCI (a) Electronic Manufacturing Services	2,879,250
		6,766,040

1

Number of Shares		Value
	Computer Hardware & Related Equipment — 0.6%
47,000	Rogers (a) Printed Circuit Materials & High-performance Foams	$2,933,740
99,000	II-VI (a) Laser Optics & Specialty Materials	1,527,570
17,000	Belden Specialty Cable	1,183,200
		5,644,510
	Business Information & Marketing Services — 0.6%
291,200	Navigant Consulting (a) Financial Consulting Firm	5,433,792

	Internet Related — 0.3%
76,847	RetailMeNot (a) Digital Coupon Marketplace	2,459,104
	Total Information	220,466,036

	Industrial Goods & Services — 20.5%

	Machinery — 15.9%
605,000	Ametek Aerospace/Industrial Instruments	31,151,450
380,000	Nordson Dispensing Systems for Adhesives & Coatings	26,786,200
580,000	Donaldson Industrial Air Filtration	24,592,000
187,000	Moog (a) Motion Control Products for Aerospace, Defense & Industrial Markets	12,250,370
155,000	HEICO FAA Approved Aircraft Replacement Parts	6,728,550
183,000	ESCO Technologies Automatic Electric Meter Readers	6,439,770
24,000	Middleby (a) Manufacturer of Cooking Equipment	6,341,040
100,000	Oshkosh Corporation Specialty Truck Manufacturer	5,887,000
88,736	Toro Turf Maintenance Equipment	5,607,228
124,000	Kennametal Consumable Cutting Tools	5,493,200
80,000	Generac Standby Power Generators	4,717,600
67,000	Dorman Products (a) Aftermarket Auto Parts Distributor	3,957,020
		139,951,428
	Industrial Materials & Specialty Chemicals — 2.1%
234,000	Drew Industries RV & Manufactured Home Components	12,682,800
157,000	PolyOne Intermediate Stage Chemicals Producer	5,755,620
		18,438,420
	Electrical Components — 1.1%
52,000	Acuity Brands Commercial Lighting Fixtures	6,893,640
134,000	Thermon (a) Global Engineered Thermal Solutions	3,106,120
		9,999,760
	Other Industrial Services — 0.5%
80,000	KAR Auction Services Auto Auctions	2,428,000
47,000	Forward Air Freight Transportation Between Airports	2,167,170
		4,595,170
	Construction — 0.5%
58,000	Fortune Brands Home & Security Home Building Supplies & Small Locks	2,440,640
136,055	PGT (a) Wind Resistant Windows & Doors	1,565,993
		4,006,633
	Industrial Distribution — 0.4%
26,000	WESCO International (a) Industrial Distributor	2,163,720
60,000	MRC Global (a) Industrial Distributor	1,617,600
		3,781,320
	Total Industrial Goods & Services	180,772,731

	Finance — 16.0%

	Banks — 9.1%
107,000	SVB Financial Group (a) Bank to Venture Capitalists	13,779,460
373,000	MB Financial Chicago Bank	11,548,080
253,000	Lakeland Financial Indiana Bank	10,175,660
485,000	Associated Banc-Corp Midwest Bank	8,759,100
103,000	City National Bank & Asset Manager	8,108,160
368,000	TCF Financial Great Lakes Bank	6,130,880
161,194	Hancock Holding Gulf Coast Bank	5,907,760
504,000	Valley National Bancorp (b) New Jersey/New York Bank	5,246,640
666,200	First Busey Illinois Bank	3,863,960

2

Number of Shares		Value
	Banks — 9.1% (cont)
289,000	First Commonwealth Western Pennsylvania Bank	$2,612,560
97,700	Sandy Spring Bancorp Baltimore & Washington, D.C. Bank	2,440,546
100,890	Guaranty Bancorp Colorado Bank	1,437,683
		80,010,489
	Finance Companies — 3.2%
339,400	CAI International (a) International Container Leasing	8,372,998
174,900	McGrath Rentcorp Temporary Space & IT Rentals	6,114,504
78,079	World Acceptance (a) (b) Personal Loans	5,862,171
115,000	Textainer Group Holdings Top International Container Leasor	4,401,050
80,907	H & E Equipment Services (a) Heavy Equipment Leasing	3,272,688
		28,023,411
	Savings & Loans — 1.6%
326,600	ViewPoint Financial Texas Thrift	9,422,410
142,000	Berkshire Hills Bancorp Northeast Thrift	3,674,960
51,077	Simplicity Bancorp Los Angeles Savings & Loan	898,955
		13,996,325
	Brokerage & Money Management — 1.0%
206,000	SEI Investments Mutual Fund Administration & Investment Management	6,923,660
109,000	Kennedy-Wilson Holdings Global Distressed Real Estate	2,453,590
		9,377,250
	Insurance — 0.6%
27,000	Allied World Holdings Commercial Lines Insurance/Reinsurance	2,786,130
19,000	Enstar Group (a) Insurance/Reinsurance & Related Services	2,589,890
		5,376,020
	Diversified Financial Companies — 0.5%
146,500	Leucadia National Holding Company	4,102,000
	Total Finance	140,885,495

	Consumer Goods & Services — 15.8%

	Travel — 5.4%
659,500	Avis Budget Group (a) Second Largest Car Rental Company	32,117,650
400,000	Hertz (a) Largest U.S. Rental Car Operator	10,656,000
72,000	HomeAway (a) Vacation Rental Online Marketplace	2,712,240
48,814	Choice Hotels Franchisor of Budget Hotel Brands	2,245,444
		47,731,334
	Retail — 3.2%
126,000	Casey’s General Stores Owner/Operator of Convenience Stores	8,516,340
287,000	Pier 1 Imports Home Furnishing Retailer	5,418,560
100,619	Shutterfly (a) Internet Photo-centric Retailer	4,294,419
102,000	The Fresh Market (a) Specialty Food Retailer	3,427,200
70,000	Kate Spade & Company (a) Global Lifestyle Brand	2,596,300
25,000	Restoration Hardware Holdings (a) Specialty Home Furnishing Retailer	1,839,750
52,000	Burlington Stores (a) Off-Price Apparel Retailer	1,535,040
116,229	Gaiam (a) Healthy Living Catalogs & eCommerce, Non-theatrical Media	842,660
		28,470,269
	Furniture & Textiles — 2.5%
178,561	Caesarstone (Israel) Quartz Countertops	9,710,147
400,000	Knoll Office Furniture	7,276,000
135,000	Interface Modular Carpet	2,774,250
65,000	Herman Miller Office Furniture	2,088,450
		21,848,847
	Consumer Goods Distribution — 1.8%
194,000	Pool Swimming Pool Supplies & Equipment Distributor	11,896,080
28,000	United Natural Foods (a) Distributor of Natural/Organic Foods to Grocery Stores	1,985,760
78,000	The Chefs’ Warehouse (a) Distributor of Specialty Foods to Fine Dining Restaurants	1,669,200
		15,551,040

3

Number of Shares		Value
	Other Consumer Services — 1.3%
176,000	Lifetime Fitness (a) Sport & Fitness Club Operator	$8,465,600
132,500	Blackhawk Network (a) Third Party Distributer of Prepaid Content, Mostly Gift Cards	3,231,675
		11,697,275
	Food & Beverage — 0.6%
195,541	Boulder Brands (a) Healthy Food Products	3,445,433
53,000	B&G Foods Acquirer of Small Food Brands	1,595,830
		5,041,263
	Other Durable Goods — 0.3%
156,000	Select Comfort (a) Specialty Mattresses	2,820,480

	Restaurants — 0.3%
57,500	Fiesta Restaurant Group (a) Owns/Operates Two Restaurant Chains: Pollo Tropical & Taco Cabana	2,621,425

	Apparel — 0.2%
250,000	Quiksilver (a) Action Sports Lifestyle Branded Apparel & Footwear	1,877,500

	Nondurables — 0.2%
52,000	Prestige Brands Holdings (a) Household & Personal Care Products	1,417,000
	Total Consumer Goods & Services	139,076,433

	Health Care — 11.3%

	Biotechnology & Drug Delivery — 5.7%
160,643	Synageva Biopharma (a) Biotech Focused on Orphan Diseases	13,328,550
244,000	Seattle Genetics (a) Antibody-based Therapies for Cancer	11,116,640
76,000	BioMarin Pharmaceutical (a) Biotech Focused on Orphan Diseases	5,183,960
160,400	NPS Pharmaceuticals (a) Orphan Drugs & Healthy Royalties	4,800,772
142,000	Sarepta Therapeutics (a) Biotech Focused on Rare Diseases	3,412,260
46,231	Alnylam Pharmaceuticals (a) Biotech Developing Drugs for Rare Diseases	3,103,949
86,200	InterMune (a) Drugs for Pulmonary Fibrosis & Hepatitis C	2,885,114
150,200	Celldex Therapeutics (a) Biotech Developing Drugs for Cancer	2,654,034
35,632	Ultragenyx (a) Biotech Focused on “Ultra-Orphan” Drugs	1,742,049
5,000	Intercept Pharmaceuticals (a) Biotech Developing Drugs for Several Diseases	1,648,950
		49,876,278
	Medical Supplies — 2.1%
282,600	Cepheid (a) Molecular Diagnostics	14,576,508
47,000	Bio-Techne Cytokines, Antibodies & Other Reagents for Life Science	4,012,390
		18,588,898
	Health Care Services — 1.7%
486,000	Allscripts Healthcare Solutions (a) Health Care IT	8,762,580
69,000	HealthSouth Inpatient Rehabilitation Facilities	2,479,170
70,000	Envision Healthcare Holdings (a) Provider of Health Care Outsourcing Services	2,368,100
30,000	Medidata Solutions (a) Cloud-based Software for Drug Studies	1,630,200
3,000	Castlight Health (a) Provider of Cloud-based Software for Managing Health Care Costs	63,660
		15,303,710
	Pharmaceuticals — 1.2%
391,500	Akorn (a) Develops, Manufactures & Sells Specialty Generic Drugs	8,613,000
175,100	Alimera Sciences (a) (b) Ophthalmology-focused Pharmaceutical Company	1,381,539
16,605	Revance Therapeutics (a) Drug Developer Focused on Aesthetics	523,057
		10,517,596
	Medical Equipment & Devices — 0.6%
74,000	Sirona Dental Systems (a) Manufacturer of Dental Equipment	5,525,580
	Total Health Care	99,812,062

	Other Industries — 5.9%

	Real Estate — 5.3%
503,000	Extra Space Storage Self Storage Facilities	24,400,530
935,000	Kite Realty Group Community Shopping Centers	5,610,000
213,600	Biomed Realty Trust Life Science-focused Office Buildings	4,376,664

4

Number of Shares		Value
	Real Estate — 5.3% (cont)
411,900	EdR Student Housing	$4,065,453
119,000	Coresite Realty Data Centers	3,689,000
341,000	DCT Industrial Trust Industrial Properties	2,687,080
91,000	St. Joe (a) Florida Panhandle Landowner	1,751,750
		46,580,477
	Transportation — 0.6%
184,487	Rush Enterprises, Class A (a) Truck Sales & Service	5,992,138
	Total Other Industries	52,572,615

	Energy & Minerals — 4.9%

	Oil & Gas Producers — 3.1%
121,000	Rosetta Resources (a) Oil & Gas Producer Exploring in Texas	5,636,180
79,000	SM Energy Oil & Gas Producer	5,631,910
120,000	Laredo Petroleum (a) Permian Basin Oil Producer	3,103,200
46,000	PDC Energy (a) Oil & Gas Producer in U.S.	2,863,960
24,000	Clayton Williams (a) Oil & Gas Producer	2,712,240
49,000	Carrizo Oil & Gas (a) Oil & Gas Producer	2,619,540
124,000	WPX Energy (a) Oil & Gas Produced in U.S. & Argentina	2,235,720
82,000	Bill Barrett Corporation (a) Oil & Gas Producer in U.S. Rockies	2,099,200
22,500	Rice Energy (a) Natural Gas Producer	593,775
10,308	Matador Resources (a) Oil & Gas Producer in Texas & Louisiana	252,443
		27,748,168
	Oil Services — 1.0%
80,000	Hornbeck Offshore (a) Supply Vessel Operator in U.S. Gulf of Mexico	3,344,800
58,100	Atwood Oceanics (a) Offshore Drilling Contractor	2,927,659
27,519	Chart Industries (a) Manufacturer of Natural Gas Processing/Storage Equipment	2,189,136
		8,461,595
	Mining — 0.8%
38,000	Core Labs (Netherlands) Oil & Gas Reservoir Consulting	7,540,720
	Total Energy & Minerals	43,750,483

Total Equities (Cost: $428,044,355) — 99.4%		877,335,855	(c)

	Short-Term Investments — 0.5%
$4,087,011	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	4,087,011

Total Short-Term Investments (Cost: $4,087,011) — 0.5%		4,087,011

Securities Lending Collateral — 1.1%
9,799,200	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (d)	9,799,200

Total Securities Lending Collateral (Cost: $9,799,200) — 1.1%		9,799,200

Total Investments (Cost: $441,930,566)(e) — 101.0%		891,222,066	(f)

Obligation to Return Collateral for Securities Loaned — (1.1)%		(9,799,200)

Cash and Other Assets Less Liabilities — 0.1%		724,892

Net Assets — 100.0%		$882,147,758

ADR	American Depositary Receipts

5

> Notes to Statement of Investments

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $9,714,750.
(c)	On March 31, 2014, the market value of foreign securities represented 2.31% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Country	Value	Percentage of Net Assets
	Israel	9,710,147	1.10
	Netherlands	7,540,720	0.85
	India	3,150,000	0.36
	Total Foreign Portfolio	$20,400,867	2.31

(d)	Investment made with cash collateral received from securities lending activity.
(e)

At March 31, 2014, for federal income tax purposes, the cost of investments was $441,930,566 and net unrealized appreciation was $449,291,500 consisting of gross unrealized appreciation of $458,654,535 and gross unrealized depreciation of $9,363,035.

(f)	Securities are valued using policies described in the Notes to Financial Statements in the shareholder report dated December 31, 2013.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for overseeing the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

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The following table summarizes the inputs used, as of March 31, 2014, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$220,466,036	$—	$—	$220,466,036
Industrial Goods & Services	180,772,731	—	—	180,772,731
Finance	140,885,495	—	—	140,885,495
Consumer Goods & Services	139,076,433	—	—	139,076,433
Health Care	99,812,062	—	—	99,812,062
Other Industries	52,572,615	—	—	52,572,615
Energy & Minerals	43,750,483	—	—	43,750,483
Total Equities	877,335,855	—	—	877,335,855
Total Short-Term Investments	4,087,011	—	—	4,087,011
Total Securities Lending Collateral	9,799,200	—	—	9,799,200
Total Investments	$891,222,066	$—	$—	$891,222,066

There were no transfers of financial assets between levels during the period.

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Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President

Date	May 22, 2014

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	May 22, 2014